Intangible Assets (Tables) - Blade Urban Air Mobility [Member]	12 Months Ended
Sep. 30, 2020
Summary of acquisition of the customer list from SAFE

Cash consideration	$175
Estimate of future commission liability of $543, net of discount of $26	517
Total value of customer list acquired	$692

Summary of information about the Company's intangible assets

		2020			2019
		Gross			Gross
	Estimated	Carrying	Accumulated		Carrying	Accumulated
Finite-lived intangible assets	useful life	Amount	Amortization	Net	Amount	Amortization	Net
Customer list	5 years	$942	$(414)	$528	$942	$(224)	$718
Trademarks	10 years	6	(1)	5	6	(1)	5
Total		$948	$(415)	$533	$948	$(225)	$723